UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
           --------------------------------------------------
Address:   712 Fifth Avenue, 19th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jason Capello        New York, NY                5/12/08
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]           [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none





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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          10
                                               -------------

Form 13F Information Table Value Total:         $209,801
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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

                                                           FORM 13F INFORMATION TABLE


         COLUMN 1                  COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
............................... ............... ......... ........ .................. .......... ........ .....................
                                                          VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
ENTERGY CORP NEW               COM             29364G103   1,091     10,000 SH       SOLE                   10,000    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
INTERFACE INC                  CL A            458665106     913     65,000 SH       SOLE                   65,000    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
KRAFT FOODS INC                CL A            50075N104  50,236  1,620,000 SH       SOLE                1,620,000    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
LANDSTAR SYS INC               COM             515098101   1,940     37,200 SH       SOLE                   37,200    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
POTASH CORP SASK INC           COM             73755L107   1,552     10,000 SH       SOLE                   10,000    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
SANDRIDGE ENERGY INC           COM             80007P307   3,915    100,000 SH       SOLE                  100,000    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
SUNCOR ENERGY INC              COM             867229106  30,032    311,700 SH       SOLE                  311,700    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
TARGET CORP                    COM             87612E106  64,511  1,272,900 SH       SOLE                1,272,900    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
ULTRA PETROLEUM CORP           COM             903914109   7,750    100,000 SH       SOLE                  100,000    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
UTI WORLDWIDE INC              ORD             G87210103  47,861  2,383,493 SH       SOLE                2,383,493    0     0
............................... ............... ......... ........ ......... ... .... .......... ........ ......... ...... ....
